Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Basic And Diluted Earnings Per Share

Basic and diluted earnings per share for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in Won, except per share information)
Profit attribute to controlling interest	￦	171,493,811,117	1,354,806,734,940	2,756,230,487,872
Interests of hybrid bonds		(33,029,632,499)	(33,225,163,081)	(33,048,799,997)
Weighted-average number of common shares outstanding (*1)		79,993,834	79,996,389	79,998,600

Basic and diluted earnings per share	￦	1,731	16,521	34,040

(*1)	The weighted-average number of common shares used to calculate basic and diluted earnings per share are as follows:

(shares)	2015	2016	2017
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(7,193,001)	(7,190,446)	(7,188,235)

Weighted-average number of common shares outstanding	79,993,834	79,996,389	79,998,600